SCHEDULE II-VALUATION AND QUALIFYING ACCOUNT	12 Months Ended
Mar. 31, 2014
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNT

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

YEAR ENDED MARCH 31

	Balance at beginning of period	Additions charged to costs and expenses	Deductions(*1)	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2012:
Allowance for doubtful accounts	¥45,907	¥29,840	¥(27,391)	¥48,356

Fiscal year ended March 31, 2013:
Allowance for doubtful accounts	¥48,356	¥24,701	¥(28,096)	¥44,961

Fiscal year ended March 31, 2014:
Allowance for doubtful accounts	¥44,961	¥37,197	¥(35,265)	¥46,893

*1:	Primarily amounts written off.

		Additions
	Balance at beginning of period	Charged to income tax expense	Charged to other Accounts(*1)	Deductions(*2)	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2012:
Valuation allowance—Deferred tax assets	¥274,559	¥8,165	¥11,651	¥(52,217)	¥242,158

Fiscal year ended March 31, 2013:
Valuation allowance—Deferred tax assets	¥242,158	¥19,287	¥12,920	¥(20,672)	¥253,693

Fiscal year ended March 31, 2014:
Valuation allowance—Deferred tax assets	¥253,693	¥20,473	¥24,793	¥(39,038)	¥259,921

*1:	Charged to other Accounts of Additions in the table above mainly consist of foreign currency translation adjustments.
*2:	Deductions in the table above mainly consist of changes in estimates about the subsequent realization of deferred tax assets and expiration of operating loss carryforwards. The amounts of change in estimates about the subsequent realization of deferred tax assets for the years ended March 31, 2012, 2013 and 2014 are presented in note 11. The expirations of operating loss carryforwards for the years ended March 31, 2012, 2013 and 2014 are ¥27,097 million, ¥2,018 million, and ¥3,057 million, respectively.